NOTES PAYABLE	9 Months Ended
Feb. 28, 2013
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 4. NOTES PAYABLE

The Company issued notes payable on July 1, 2012 and October 25, 2012 in the amount of $5,816 and $4,000 respectively to one investor. The notes both bear interest at 5% and are payable on demand.